8. Debt Issue Costs - Debt Issue Costs (Details) - Quarterly (USD $)	15 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member
Debt issue costs - net		$ 235,211	$ 235,211
Debt issue costs	247,197			247,197
Amortization Expense			29,794	11,986
Debt issue costs - net		$ 235,211	$ 205,417	$ 235,211